LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LONG-TERM DEBT
Schedule of long-term debt

	September 30, 2021	December 31, 2020

The Company has a $160,000,000 credit facility (Credit Facility) with a bank syndicate that may extend each year such that the term of the agreement remains at least three years. The current term of the Credit Facility expires on December 23, 2023, with any unpaid balance due at maturity. Borrowings under the Credit Facility bear interest at one month LIBOR plus an applicable margin, or Prime, plus or minus an applicable margin at the Company’s choice. The effective borrowing rate at September 30, 2021 was 2.07%. Borrowings under the Credit Facility are collateralized by the assets of the Company, except for the assets of the Company’s United Kingdom, Bermuda and Germany subsidiaries. Effective August 24, 2021, the Company secured commitment letters from its current lenders that will increase the capacity of its current Credit Facility to $230,000,000.

	$117,500,000	$68,000,000
The Company has a note payable related to a business combination for the future purchase installment payments. The note is paid in two equal installments and interest is calculated at a fixed 3.25%. The note payable expires March 1, 2022 at which time the second installment is due.	1,000,000	2,000,000
Total debt	118,500,000	70,000,000
Less current portion	(1,000,000)	(1,000,000)
Total long-term debt	$117,500,000	$69,000,000

As of December 31, long-term debt consists of:

	2020	2019

The Company has a $160,000,000 credit facility (Credit Facility) with a bank syndicate that may extend each year such that the term of the agreement remains at least three years. The current term of the Credit Facility expires on December 23, 2023, with any unpaid balance due at maturity. Borrowings under the Credit Facility bear interest at one month LIBOR plus an applicable margin, or Prime, plus or minus an applicable margin at the Company’s choice. The effective borrowing rate at December 31, 2020 was 2.48%. Borrowings under the Credit Facility are collateralized by the assets of the Company, except for the assets of the Company’s United Kingdom, Bermuda and Germany subsidiaries.

	$68,000,000	$26,100,000
The Company has a note payable related to a business combination (Note 5) for the future purchase installment payments. The note is paid in two equal installments and interest is calculated at a fixed 3.25%. The note payable expires March 1, 2022 at which time the second installment is due.	2,000,000	—
Total debt	$70,000,000	$26,100,000
Less current portion	(1,000,000)	—
Total long-term debt	$69,000,000	$26,100,000